Accounts Receivable and Accrued Revenues	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
Accounts Receivable and Accrued Revenues

14. ACCOUNTS RECEIVABLE AND ACCRUED REVENUES

As at December 31,	2021	2020
Trade and Accruals	2,548	1,149
Prepaids and Deposits	486	121
Partner Advances	371	175
Joint Operations Receivables	225	35
Other (1)	240	8
	3,870	1,488